Vanguard PRIMECAP Core Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI US Prime Market 750 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.57%	13.73%	14.72%
Spliced PRIMECAP Core Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.53%	13.72%	14.71%
Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.21%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	30.24%	14.65%	14.35%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.60%	12.37%	12.36%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	11.35%	11.47%